ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
January 14, 2011
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 19 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A, Class B, Class C and Class R shares of twenty-three series of the Trust.

2.	Prospectus for Institutional Class, Class P, Administrative Class and Class D shares of twenty-six series of the Trust.

3.	The Statement of Additional Information of the Trust.
The Amendment is being submitted in connection with the Trust’s annual update to its Registration Statement and to register Class A, Class C, Class D, Class P and Institutional Class shares of Allianz RCM All Alpha Fund, a new series of the Trust. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7467) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Johnathan C. Mathiesen
Johnathan C. Mathiesen, Esq.

cc:	William Healey, Esq. Brian Shlissel

January 14, 2011
Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Christopher J. Perriello, Esq.
Johnathan C. Mathiesen, Esq.